WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 62.1%
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 3.6%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	740,000		$760,350	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	325,000		290,063
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	220,000	EUR	320,065
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,090,000		1,099,537	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		720,316	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,450,000		1,475,375	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,065,000		790,762	*(a)(b)

Total Diversified Telecommunication Services					5,456,468

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		201,162	(a)

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	250,000		253,125	(a)

Media - 7.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,640,000		2,593,800	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	2,780,000		2,790,425	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	110,000		108,350	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000		706,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	540,000		533,871	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,030,000		869,063
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,030,000		2,643,675
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	504,000	GBP	673,666	(c)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	500,000		505,000	(a)

Total Media					11,423,975

Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		956,250	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		608,119	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	220,000		211,475	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,640,000		1,580,550

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Sprint Corp., Senior Notes	7.875%	9/15/23	480,000		$504,000
Sprint Corp., Senior Notes	7.125%	6/15/24	230,000		234,025

Total Wireless Telecommunication Services					4,094,419

TOTAL COMMUNICATION SERVICES					21,429,149

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	610,000		449,875	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	820,000		796,671
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	530,000		534,150	(a)

Total Auto Components					1,780,696

Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	330,000		339,075	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	140,000		140,350	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	470,000		471,274	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		171,475	(a)

Total Diversified Consumer Services					1,122,174

Hotels, Restaurants & Leisure - 2.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	180,000		178,650	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	470,000		481,398
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	330,000		334,950
Marston’s Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	603,000	GBP	643,224	(c)(d)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	110,000	GBP	147,747	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	630,000	GBP	739,795	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	870,000		850,425	(a)

Total Hotels, Restaurants & Leisure					3,376,189

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.750%	11/29/27	560,000		562,362

Specialty Retail - 2.1%
Hertz Corp., Senior Notes	5.875%	10/15/20	490,000		490,490
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	146,548	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Masaria Investments SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% Floor)	5.250%	9/15/24	360,000	EUR	$402,465	(a)(d)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	479,000	EUR	527,281	(c)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	260,000	EUR	286,207	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	860,000		857,850	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		440,737	(a)

Total Specialty Retail					3,151,578

Textiles, Apparel & Luxury Goods - 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	320,241	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		872,608	(a)

Total Textiles, Apparel & Luxury Goods					1,192,849

TOTAL CONSUMER DISCRETIONARY					11,185,848

CONSUMER STAPLES - 0.8%
Food Products - 0.6%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	120,000		121,800	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	830,000		838,300	(a)

Total Food Products					960,100

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	290,000		293,625

TOTAL CONSUMER STAPLES					1,253,725

ENERGY - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Berry Petroleum Co. Escrow	—	—	630,000		0	*(e)(f)(g)
Berry Petroleum Co. Escrow	—	—	120,000		0	*(e)(f)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	305,000		312,625	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,365,000		1,351,350
Ecopetrol SA, Senior Notes	4.125%	1/16/25	670,000		678,382
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	960,000		977,040	(a)
Magnum Hunter Resources Corp. Escrow	—	—	810,000		0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	370,000		343,637	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	975,000		914,062	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000		384,652
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	230,000		219,650	(a)

See Notes to Schedule of Investments.

3

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000	$959,044
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	720,295
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,240,000	3,217,320
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	337,076
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,050,000	979,125
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000	101,448	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	950,000	1,008,900	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	115,000	118,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	75,688	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	230,000	227,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	90,000	97,988	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,250,000	1,275,000	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,490,000	1,409,540	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	484,800	(a)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	560,000	551,600
YPF SA, Senior Notes	8.500%	7/28/25	700,000	689,500	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	793,657	(a)

TOTAL ENERGY				18,227,955

FINANCIALS - 9.0%
Banks - 7.5%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	587,566
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	389,025	(d)(h)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,320,000	1,218,690	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	255,972

See Notes to Schedule of Investments.

4

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	570,000		$581,939	(d)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	520,000		529,404	(d)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	400,000		396,374	(d)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		677,041	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,520,000		2,462,382	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	400,000		418,004	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		177,001
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	210,000		224,175	(d)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		982,600
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	416,705	(c)(d)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		500,468	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	460,000		401,380	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	590,000		599,213	(a)(d)(h)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		504,766	(a)(d)

Total Banks					11,322,705

Consumer Finance - 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		201,600

Diversified Financial Services - 1.2%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	160,000		72,800	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	720,000		741,600	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	450,000	EUR	465,723	(c)

See Notes to Schedule of Investments.

5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	220,000	GBP	$288,770	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	250,795	(a)(i)

Total Diversified Financial Services					1,819,688

Insurance - 0.2%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	363,227	(c)

TOTAL FINANCIALS					13,707,220

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	280,000	GBP	312,627	(c)

Health Care Providers & Services - 2.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	100,000		84,500	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	459,000		479,655	(d)(f)(j)
Centene Corp., Senior Notes	5.375%	6/1/26	800,000		837,000	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	410,000		394,625	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	470,000		452,140
HCA Inc., Senior Notes	5.875%	5/1/23	10,000		10,687
HCA Inc., Senior Notes	5.875%	2/15/26	270,000		292,275
HCA Inc., Senior Notes	5.625%	9/1/28	290,000		307,400
HCA Inc., Senior Secured Notes	5.000%	3/15/24	530,000		562,519
Magellan Health Inc., Senior Notes	4.900%	9/22/24	950,000		906,300

Total Health Care Providers & Services					4,327,101

Pharmaceuticals - 3.7%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,280,000		2,262,900	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	280,000	EUR	300,339	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,100,000		1,049,128
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,200,000		1,964,004

Total Pharmaceuticals					5,576,371

TOTAL HEALTH CARE					10,216,099

INDUSTRIALS - 3.4%
Airlines - 0.0%
Continental Airlines 2000-1 Class B Pass-Through Trust, Secured Bonds	8.388%	11/1/20	30		33

See Notes to Schedule of Investments.

6

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.8%
Cemex SAB de CV	5.700%	1/11/25	350,000		$359,450	(c)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	890,000		852,175	(a)

Total Building Products					1,211,625

Commercial Services & Supplies - 1.3%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	350,000		332,500	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000		158,250
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	140,000		141,750
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,320,000		1,287,264

Total Commercial Services & Supplies					1,919,764

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	274,010	(a)(i)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	130,000		121,612	(d)(h)

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		349,800	(a)

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	930,000		882,337	(a)

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	340,000		324,700	(a)

TOTAL INDUSTRIALS					5,083,881

INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	301,343	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	410,000		416,919	(a)

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	230,000		239,775	(a)

Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp., Senior Notes	4.750%	2/15/26	720,000		689,400

TOTAL INFORMATION TECHNOLOGY					1,647,437

See Notes to Schedule of Investments.

7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 6.0%
Chemicals - 0.3%
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	350,000	EUR	$356,836	(c)

Containers & Packaging - 2.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,057,562		1,004,684	(a)(i)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000		1,383,450	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000		512,500	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000		720,000

Total Containers & Packaging					3,620,634

Metals & Mining - 2.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000		393,125	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000		270,780	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	450,000		464,625	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	402,000		409,537	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	610,000		648,887
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	690,000		681,796
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	395,000		390,063
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	750,000		686,250
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	360,000		316,804
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	391,562		1,468	*(a)(k)

Total Metals & Mining					4,263,335

Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	7.375%	1/15/25	750,000		789,375	(a)

TOTAL MATERIALS					9,030,180

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	630,000		538,259

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	240,812	GBP	367,247	(c)

TOTAL REAL ESTATE					905,506

UTILITIES - 0.9%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		425,424	(a)

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000		523,875

See Notes to Schedule of Investments.

8

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	420,000		$408,598	(a)

TOTAL UTILITIES					1,357,897

TOTAL CORPORATE BONDS & NOTES (Cost - $92,960,169)					94,044,897

SOVEREIGN BONDS - 24.2%
Argentina - 4.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	24,650,000	ARS	628,004	(d)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		604,299
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		722,791
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,080,000		2,371,985
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		534,360	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		740,925	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,100,000		805,750	(a)

Total Argentina					6,408,114

Brazil - 4.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	263,115
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,675,000	BRL	721,550
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,226,000	BRL	331,946
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	4,380,000		4,464,359
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	300,000		302,928

Total Brazil					6,083,898

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,000,000		1,032,260

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		334,863	(a)

See Notes to Schedule of Investments.

9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	360,000	$376,732	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000	206,252	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	644,250	(a)

Total Dominican Republic				850,502

Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	250,000	280,313	(a)
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	650,000	683,312	(c)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	980,000	978,775	(c)

Total Ecuador				1,942,400

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	243,321	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	400,000	397,928	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000	277,821	(a)

Total Egypt				919,070

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000	295,128	(a)

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000	353,849	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000	429,054	(a)

Total Ghana				782,903

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000	597,246	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000	742,875	(a)

See Notes to Schedule of Investments.

10

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 2.9%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,500,000		$1,541,026	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		1,501,602	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	650,000		633,490
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	10,499,000,000	IDR	739,472

Total Indonesia					4,415,590

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		184,698	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	181,000		171,985	(c)

Total Ivory Coast					356,683

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	7,540,000	MXN	374,478

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		257,606	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		208,361	(a)

Total Nigeria					465,967

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	350,000		369,663	(a)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	370,000		388,731	(a)

Total Paraguay					758,394

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	522,278
Russian Federal Bond - OFZ	7.050%	1/19/28	68,933,000	RUB	980,574

Total Russia					1,502,852

Senegal - 0.2%
Senegal Government International Bond	6.250%	5/23/33	250,000		240,689	(a)

South Africa - 0.1%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	200,000		198,615

See Notes to Schedule of Investments.

11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - 0.7%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	750,000		$763,003	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000		243,581	(c)

Total Sri Lanka					1,006,584

Turkey - 2.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,570,000		3,007,525
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	900,000		778,849

Total Turkey					3,786,374

Ukraine - 1.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	900,000		899,504	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000		241,428	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	400,000		376,930	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000		536,244	(a)

Total Ukraine					2,054,106

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	30,280,000	UYU	791,284	(c)

Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,074,000		312,803	*(b)(c)

TOTAL SOVEREIGN BONDS (Cost - $39,345,957)					36,630,410

SENIOR LOANS - 5.2%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	2,168,510		2,156,701	(d)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.250%	3/14/25	316,800		316,401	(d)(l)(m)

TOTAL COMMUNICATION SERVICES					2,473,102

See Notes to Schedule of Investments.

12

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 0.8%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	626,556	$622,636	(d)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.236%	10/25/23	568,352	567,185	(d)(l)(m)

Total Hotels, Restaurants & Leisure				1,189,821

Specialty Retail - 1.7%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.490%	3/11/22	2,806,087	2,523,725	(d)(l)(m)

TOTAL CONSUMER DISCRETIONARY				3,713,546

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.488%	1/15/25	588,320	584,543	(d)(l)(m)

MATERIALS - 0.6%
Containers & Packaging - 0.6%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/6/23	983,662	973,387	(d)(l)(m)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.482%	2/7/23	166,362	166,084	(d)(i)(l)(m)

TOTAL SENIOR LOANS (Cost - $8,013,515)				7,910,662

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.2%
U.S. Government Obligations - 3.2%
U.S. Treasury Notes	1.750%	3/31/22	1,000,000	986,016
U.S. Treasury Notes	1.625%	8/15/22	500,000	490,186
U.S. Treasury Notes	1.875%	8/31/22	650,000	642,395
U.S. Treasury Notes	2.500%	3/31/23	900,000	909,211
U.S. Treasury Notes	1.625%	5/31/23	600,000	585,445
U.S. Treasury Notes	2.625%	6/30/23	800,000	812,594
U.S. Treasury Notes	2.125%	2/29/24	480,000	477,244

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,848,074)				4,903,091

See Notes to Schedule of Investments.

13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.9%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2	$44,067	*(e)(f)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			26,303	5,489	*(e)(f)

ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc. (Escrow)			17,554	13,865	*(e)(f)
KCAD Holdings I Ltd.			75,024,286	235,426	*(e)(f)

Total Energy Equipment & Services				249,291

Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Corp.			51,110	589,810	*
Montage Resources Corp.			12,088	181,799	*
MWO Holdings LLC			211	16,118	*(e)(f)

Total Oil, Gas & Consumable Fuels				787,727

TOTAL ENERGY				1,037,018

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			11,090	238,435	*(f)

TOTAL COMMON STOCKS (Cost - $3,541,187)				1,325,009

	RATE	MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	210,000	198,127
Twitter Inc., Senior Notes	0.250%	6/15/24	130,000	120,624

Total Interactive Media & Services				318,751

Media - 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	232,014
DISH Network Corp., Senior Notes	3.375%	8/15/26	570,000	485,640

Total Media				717,654

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,123,830)				1,036,405

See Notes to Schedule of Investments.

14

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $144,709)	4.000%	3/6/20	5,928,679	ARS	$131,594

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,977,441)					145,982,068

SHORT-TERM INVESTMENTS - 2.0%
SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill (Cost - $305,304)	(66.322)%	5/31/19	9,760,000	ARS	269,973	(n)

			SHARES
MONEY MARKET FUNDS - 1.8%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,728,039)	2.440%		2,728,039		2,728,039	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,033,343)					2,998,012

TOTAL INVESTMENTS - 98.4% (Cost - $153,010,784)					148,980,080
Other Assets in Excess of Liabilities - 1.6%					2,407,101

TOTAL NET ASSETS - 100.0%					$151,387,181

See Notes to Schedule of Investments.

15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(j)	Restricted security (Note 3).

(k)	The maturity principal is currently in default as of March 31, 2019.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $2,728,039 and the cost was $2,728,039 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

16

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro Currency Futures	27	6/19	$3,855,702	$3,809,869	$45,833

At March 31, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	110,000	USD	126,714	Barclays Bank PLC	4/17/19	$(3,127)
EUR	180,000	USD	204,094	Barclays Bank PLC	4/17/19	(1,862)
EUR	200,000	USD	227,533	Barclays Bank PLC	4/17/19	(2,832)
GBP	14,645	USD	18,818	Barclays Bank PLC	4/17/19	275
USD	169,845	EUR	150,000	Barclays Bank PLC	4/17/19	1,319
USD	131,848	GBP	100,000	Barclays Bank PLC	4/17/19	1,481
USD	264,937	GBP	200,000	Barclays Bank PLC	4/17/19	4,203
USD	395,058	GBP	300,000	Barclays Bank PLC	4/17/19	3,957
USD	462,997	GBP	350,000	Barclays Bank PLC	4/17/19	6,712
USD	88,570	EUR	76,302	Citibank N.A.	4/17/19	2,844
USD	2,915,025	GBP	2,271,188	Citibank N.A.	4/17/19	(45,854)

Total						$(32,884)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

18

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$18,227,955	$0	*	$18,227,955
Health Care	—	9,736,444	479,655		10,216,099
Other Corporate Bonds & Notes	—	65,600,843	—		65,600,843
Sovereign Bonds	—	36,630,410	—		36,630,410
Senior Loans	—	7,910,662	—		7,910,662
U.S. Government & Agency Obligations	—	4,903,091	—		4,903,091
Common Stocks:
Communication Services	—	—	44,067		44,067
Consumer Discretionary	—	—	5,489		5,489
Energy	$771,609	—	265,409		1,037,018
Utilities	—	—	238,435		238,435
Convertible Bonds & Notes	—	1,036,405	—		1,036,405
Non-U.S. Treasury Inflation Protected Securities	—	131,594	—		131,594

Total Long-Term Investments	771,609	144,177,404	1,033,055		145,982,068

Short-Term Investments†:
Sovereign Bonds	—	269,973	—		269,973
Money Market Funds	—	2,728,039	—		2,728,039

Total Short-Term Investments	—	2,998,012	—		2,998,012

Total Investments	$771,609	$147,175,416	$1,033,055		$148,980,080

Other Financial Instruments:
Futures Contracts	$45,833	—	—		$45,833
Forward Foreign Currency Contracts	—	$20,791	—		20,791

Total Other Financial Instruments	$45,833	$20,791	—		$66,624

Total	$817,442	$147,196,207	$1,033,055		$149,046,704

20

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$53,675	—	$53,675

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$700,862	$11,408,037	11,408,037	$9,380,860	9,380,860	—	$7,250	—	$2,728,039

21

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 3/31/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$459,000	6/17	$455,800	$479,655	$104.50	0.32%

22

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 34.6%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	$39,619
AT&T Inc., Senior Notes	4.350%	6/15/45	360,000	330,891
AT&T Inc., Senior Notes	4.500%	3/9/48	50,000	46,996
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	201,750	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	200,000	203,049
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	200,000	203,500	(a)
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	40,980
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	59,750
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	143,189
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	154,000	163,006
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	51,244
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	84,677
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	260,000	292,868
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	70,000	74,690
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	11,720
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	170,000	174,736

Total Diversified Telecommunication Services				2,122,665

Entertainment - 0.0%
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	31,228
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	41,606
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	69,042	(a)

Total Entertainment				141,876

Media - 1.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	294,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	70,000	72,450	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	220,000	221,925	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	20,000	19,773	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	110,000	110,820
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	160,000	168,974

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	120,000	$119,186
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	220,000	232,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	181,230
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	34,013
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	30,420
Comcast Corp., Senior Notes	3.950%	10/15/25	160,000	167,482
Comcast Corp., Senior Notes	3.150%	3/1/26	40,000	39,835
Comcast Corp., Senior Notes	4.150%	10/15/28	480,000	505,666
Comcast Corp., Senior Notes	4.250%	10/15/30	150,000	159,501
Comcast Corp., Senior Notes	3.900%	3/1/38	80,000	78,728
Comcast Corp., Senior Notes	4.700%	10/15/48	30,000	32,571
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	160,792
DISH DBS Corp., Senior Notes	7.875%	9/1/19	70,000	71,050
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	84,375
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	17,450
Fox Corp., Senior Notes	4.030%	1/25/24	80,000	82,981	(a)
Fox Corp., Senior Notes	4.709%	1/25/29	130,000	139,509	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	30,000	33,229	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	290,000	298,525	(a)
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	20,000	24,628
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	200,000	221,248
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	11,665
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	92,403
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	100,000	93,625	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	202,000	(a)
Warner Media LLC, Senior Notes	6.250%	3/29/41	60,000	70,004

Total Media				4,072,827

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.3%
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	$123,450	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	90,000	94,725
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	40,900
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	290,000	295,039
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	100,000	99,292

Total Wireless Telecommunication Services				653,406

TOTAL COMMUNICATION SERVICES				6,990,774

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	33,000	33,866
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	155,548	(a)

Total Auto Components				189,414

Automobiles - 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,543	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	50,000	39,273
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	197,206
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	49,482
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,011,467

Total Automobiles				1,316,971

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	40,000	39,700	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	137,337
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	30,578	(a)
Hilton Worldwide Finance LLC/Hilton World-wide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	10,125
Hilton Worldwide Finance LLC/Hilton World-wide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	30,450
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	237,650
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	129,000	130,774	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	208,738
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	78,200	(a)

Total Hotels, Restaurants & Leisure				903,552

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	$50,875
Lennar Corp., Senior Notes	5.250%	6/1/26	10,000	10,325
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	20,125
Lennar Corp., Senior Notes	4.750%	11/29/27	50,000	50,211
Newell Brands Inc., Senior Notes	3.850%	4/1/23	70,000	69,259
Newell Brands Inc., Senior Notes	4.200%	4/1/26	60,000	57,322
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	40,000	40,250
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	20,000	20,100

Total Household Durables				318,467

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	130,997
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	62,452
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	143,301
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	95,437

Total Internet & Direct Marketing Retail				432,187

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,077	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	49,580	(a)

Total Textiles, Apparel & Luxury Goods				59,657

TOTAL CONSUMER DISCRETIONARY				3,220,248

CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	260,000	261,010	(a)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	290,000	291,723	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	74,000	73,801
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	120,000	121,785
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	158,586
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	10,180
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	120,000	125,118

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	$81,423
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	480,000	511,844
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	96,225
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	60,750	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	150,000	170,565	(a)

Total Beverages				1,963,010

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	80,000	78,369
Walmart Inc., Senior Notes	3.700%	6/26/28	220,000	231,933

Total Food & Staples Retailing				310,302

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	420,000	411,244	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	20,000	20,173
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	49,352
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	40,000	38,665
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	71,312	(a)

Total Food Products				590,746

Tobacco - 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	120,000	122,677
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	50,808
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	129,752
Altria Group Inc., Senior Notes	3.800%	2/14/24	80,000	81,469
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	61,727
Altria Group Inc., Senior Notes	4.800%	2/14/29	160,000	165,097
Altria Group Inc., Senior Notes	5.375%	1/31/44	30,000	29,984
BAT Capital Corp., Senior Notes	3.557%	8/15/27	480,000	454,931
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	157,976
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	190,000	189,122
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,173
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	188,395
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	138,843
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	9,879
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	12,019
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	82,246

Total Tobacco				1,905,098

TOTAL CONSUMER STAPLES				4,769,156

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	110,000	$112,527
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	20,996
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,648

Total Energy Equipment & Services				144,171

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	32,000	33,184
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	20,000	21,801
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	190,000	218,882
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	78,698
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	36,519
Antero Resources Corp., Senior Notes	5.375%	11/1/21	70,000	70,525
Apache Corp., Senior Notes	4.375%	10/15/28	180,000	181,505
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	167,453
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	79,898
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	50,000	51,000	(a)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	190,000	192,355
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	230,000	234,343
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	41,209
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	190,000	193,954
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	40,000	42,050
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	10,000	10,312
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	30,000	31,050
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	70,000
Chevron Corp., Senior Notes	2.954%	5/16/26	160,000	161,309
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,393
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	80,000	79,828
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	496,175
Concho Resources Inc., Senior Notes	4.375%	1/15/25	30,000	30,850
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	19,856
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	123,896
Continental Resources Inc., Senior Notes	3.800%	6/1/24	50,000	50,383
Continental Resources Inc., Senior Notes	4.375%	1/15/28	70,000	71,996
Devon Energy Corp., Senior Notes	3.250%	5/15/22	60,000	60,597
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	181,700

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	$11,037
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	188,789
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	40,000	41,850
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	187,200
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	200,000	208,645
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	30,000	31,494
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	60,000	64,397
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	10,000	11,217
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	170,000	178,808
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	31,788
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	91,397
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	43,366
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	210,180	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	220,000	252,981
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	70,000	88,816
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,379
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	70,943
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,440
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	31,018
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	78,372
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	70,000	75,929
MPLX LP, Senior Notes	4.000%	3/15/28	210,000	208,897
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,536
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	114,161
MPLX LP, Senior Notes	4.700%	4/15/48	210,000	200,942
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	85,454
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	153,676
Noble Energy Inc., Senior Notes	3.850%	1/15/28	100,000	98,600
Noble Energy Inc., Senior Notes	4.950%	8/15/47	50,000	49,460
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	125,000	125,312
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	91,957
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	59,735
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	76,656
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	42,441
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	110,000	112,752

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	$52,294
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	654,954
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	474,010
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	170,000	168,810
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	29,742
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	87,385
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	261,200
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	147,562
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	37,300
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	121,285
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	50,000	50,229	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	30,000	30,957	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	239,236
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	11,173
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	175,021
Shell International Finance BV, Senior Notes	4.000%	5/10/46	130,000	135,368
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	68,123
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	30,000	29,962
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	30,000	31,860	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	10,000	10,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	43,250	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	50,000	54,437	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	130,000	162,661
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	50,000	50,825
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	50,000	51,076
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	121,616
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	50,929
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	37,711

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	240,000	$305,838
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,425
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	79,100

Total Oil, Gas & Consumable Fuels				10,205,960

TOTAL ENERGY				10,350,131

FINANCIALS - 14.4%
Banks - 10.7%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	201,819
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000	404,840
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	91,194
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	151,418
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	393,000	391,619	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,061,000	1,038,427	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	193,039	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	129,730	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	420,000	410,946	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	112,212	(b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	132,654
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	41,725
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	267,358
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,038	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,098,966
BNP Paribas SA, Senior Notes	4.400%	8/14/28	410,000	422,225	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	373,578	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	$432,195	(a)(b)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	204,778	(a)
CIT Group Inc., Senior Notes	4.750%	2/16/24	80,000	83,100
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	63,993
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	70,000	71,466	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	50,000	50,904	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	55,686
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	154,430
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,290
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,362
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	81,382
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	700,000	719,864
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	170,880
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	14,344
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	72,641
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	40,000	40,181	(a)
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	455,000	465,237	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	407,618
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	257,938
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	680,000	700,400	(a)(b)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	250,000	241,448	(a)(b)
Danske Bank AS, Senior Notes	5.000%	1/12/22	200,000	205,198	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	100,000	102,467
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	200,000	199,867	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	250,000	251,709	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	$198,187	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	282,572
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	280,418
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	425,648
HSBC Holdings PLC, Senior Notes (4.583%to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	400,000	420,804	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	194,837	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	195,335	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,070,000	1,034,906	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	358,041
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	40,000	39,883
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	400,000	397,620	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	320,000	332,246	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	146,168	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	63,916	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	61,548
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	140,000	144,646
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	51,975
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	188,393
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	204,984
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	192,226	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	213,520
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	110,626
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	530,000	543,965	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	99,361
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	110,000	111,270

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	$204,614	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	138,846
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	647,024
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	72,204
Santander UK PLC, Senior Notes	2.375%	3/16/20	60,000	59,812
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	340,000	369,787	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	290,000	285,097
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	252,923
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	131,544
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	355,465	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000	301,566	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000	312,244	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	450,159	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	250,000	252,436
Wachovia Capital Trust III Ltd. Gtd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	320,000	316,328	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	61,779
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	185,445
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	219,719
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	51,165
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	560,000	583,544
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	329,187
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	319,940
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	39,929
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	283,742
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	19,919
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	109,856

Total Banks				23,216,535

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.6%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	$261,355
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	330,000	358,460
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	49,868
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	315,257
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	100,221
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	40,799
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	189,674
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	98,760
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	123,518
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	181,065
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	280,000	277,569	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	140,000	138,818	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	265,949	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	204,915
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	231,900
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000	264,780
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	380,000	381,709	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	110,000	115,952	(b)

Total Capital Markets				3,600,569

Consumer Finance - 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000	109,664
Navient Corp., Senior Notes	8.000%	3/25/20	60,000	62,550

Total Consumer Finance				172,214

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000	224,839

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		$155,703
DAE Funding LLC, Senior Notes	5.750%	11/15/23	70,000		72,100	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		199,573
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	40,000		40,147
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		97,239
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		102,261
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		32,361
Magnolia Finance X Ltd., 2015-3GNA A1 (3 mo. GBP LIBOR + 2.483%)	3.408%	3/12/20	1,185,094	GBP	1,504,937	(a)(b)(d)(e)
Magnolia Finance X Ltd., 2015-3GNA A2 (3 mo. GBP LIBOR + 3.750%)	4.675%	3/12/20	356,491	GBP	452,705	(a)(b)(d)(e)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000		92,466	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000		9,975	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000		52,033	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000		201,005	(a)

Total Diversified Financial Services					3,237,344

Insurance - 0.5%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000		130,210
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	190,000		199,162
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000		39,816
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	40,000		39,830	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000		11,011	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000		593,148	(a)

Total Insurance					1,013,177

TOTAL FINANCIALS					31,239,839

HEALTH CARE - 3.2%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000		90,285
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000		19,927

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	$29,213
Celgene Corp., Senior Notes	2.250%	8/15/21	100,000	98,459
Celgene Corp., Senior Notes	5.000%	8/15/45	110,000	115,603
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	29,971
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	51,075
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000	102,053
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	104,820

Total Biotechnology				641,406

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	56,000	58,264
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	89,674
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000	92,638
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	200,000	200,117
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	31,492
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	10,000	10,335
Medtronic Inc., Senior Notes	3.500%	3/15/25	210,000	216,747

Total Health Care Equipment & Supplies				699,267

Health Care Providers & Services - 2.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	29,478
Anthem Inc., Senior Notes	2.950%	12/1/22	160,000	159,954
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	50,377
Anthem Inc., Senior Notes	3.650%	12/1/27	170,000	169,991
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	60,000	59,224
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	70,000	68,367
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	40,650
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	71,487
Centene Corp., Senior Notes	6.125%	2/15/24	70,000	73,433
Centene Corp., Senior Notes	5.375%	6/1/26	40,000	41,850	(a)
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	90,956	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	230,000	235,952	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	72,514	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	166,115	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	80,000	80,640
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	59,204
CVS Health Corp., Senior Notes	3.700%	3/9/23	350,000	355,825
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	133,584
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	162,068
CVS Health Corp., Senior Notes	4.300%	3/25/28	870,000	882,326
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	152,673

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	$84,500
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	106,000
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	32,255
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	32,190
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	41,143
HCA Inc., Senior Secured Notes	5.500%	6/15/47	70,000	74,529
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	394,415
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Senior Notes	6.375%	8/1/23	70,000	71,487	(a)
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	170,000	173,126
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	100,226
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	60,352
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	104,479
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	41,922

Total Health Care Providers & Services				4,473,292

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	240,000	243,352
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	60,000	58,854
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	20,000	19,906
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	10,625	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	32,000	32,010	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	150,000	148,875	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	70,000	76,303	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	30,000	30,141
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	20,000	19,609
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	50,000	49,023
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	50,000	49,894
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	410,000	391,039
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	40,000	35,709
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	12,738

Total Pharmaceuticals				1,178,078

TOTAL HEALTH CARE				6,992,043

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	$162,948
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,116
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	113,631
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	32,581
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	148,027
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	280,000	275,596
United Technologies Corp., Senior Notes	3.950%	8/16/25	150,000	155,928
United Technologies Corp., Senior Notes	4.125%	11/16/28	100,000	103,984
United Technologies Corp., Senior Notes	4.500%	6/1/42	30,000	31,062

Total Aerospace & Defense				1,033,873

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	50,000	49,898
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	30,000	30,003
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	30,000	30,675	(a)

Total Air Freight & Logistics				110,576

Airlines - 0.1%
Delta Air Lines Pass-Through Trust	6.875%	5/7/19	14,035	14,079	(a)
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	29,938	32,778
United Airlines Pass Through Trust	5.375%	8/15/21	23,479	24,164
United Airlines Pass Through Trust	4.625%	9/3/22	47,078	47,852
United Airlines Pass-Through Trust	4.750%	4/11/22	61,168	62,208

Total Airlines				181,081

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	180,740
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	246,639
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	120,000	123,750
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	30,000	31,650
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,504
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	20,503

Total Commercial Services & Supplies				622,786

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	269,137
Eaton Corp., Senior Notes	4.150%	11/2/42	30,000	30,097

Total Electrical Equipment				299,234

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	5.500%	1/8/20	10,000	$10,219
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,810
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	69,348
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	31,956
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	652,517
General Electric Co., Senior Notes	4.500%	3/11/44	170,000	155,560
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,707

Total Industrial Conglomerates				963,117

Machinery - 0.0%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	10,000	10,013	(a)

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	72,850
Union Pacific Corp., Senior Notes	3.950%	9/10/28	240,000	251,822
Union Pacific Corp., Senior Notes	4.500%	9/10/48	220,000	233,848

Total Road & Rail				558,520

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	40,000	37,950	(a)

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	220,000	229,520	(a)

TOTAL INDUSTRIALS				4,046,670

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	33,134

IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	180,000	184,275	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	213,383
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	143,650

Total IT Services				541,308

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	90,000	86,315
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	41,965

Total Semiconductors & Semiconductor Equipment				128,280

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	146,474
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	209,794
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	202,317
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	70,081
Microsoft Corp., Senior Notes	2.400%	8/8/26	300,000	291,129

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	$380,194
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	10,112
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	112,972
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	52,225
salesforce.com Inc., Senior Notes	3.250%	4/11/23	110,000	112,769
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	31,430

Total Software				1,619,497

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	109,247
Apple Inc., Senior Notes	1.550%	8/4/21	80,000	78,363
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	193,408
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	74,226	(a)

Total Technology Hardware, Storage & Peripherals				455,244

TOTAL INFORMATION TECHNOLOGY				2,777,463

MATERIALS - 1.3%
Containers & Packaging - 0.1%
Berry Global Inc., Secured Notes	4.500%	2/15/26	20,000	19,054	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	250,000	256,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	10,000	10,175	(a)

Total Containers & Packaging				285,479

Metals & Mining - 1.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	212,500	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	297,453	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	90,000	99,676
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	263,214
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	199,900
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	140,000	141,225
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	30,000	29,737
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,875
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	17,600
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	29,891	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	80,000	78,910	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	61,148	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	10,108	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	134,411	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	$87,421	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	86,519	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	298,333	1,119	*(a)(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	407,144
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,363
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	171,201

Total Metals & Mining				2,349,415

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	150,000	149,250

TOTAL MATERIALS				2,784,144

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	337,156	(a)

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	147,000	184,849
Duke Energy Carolinas LLC	5.300%	2/15/40	160,000	193,356
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	333,992
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	203,101
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	340,000	450,125
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	161,085
Pacific Gas & Electric Co., Senior Notes	3.500%	10/1/20	60,000	55,500	*(g)

TOTAL UTILITIES				1,582,008

TOTAL CORPORATE BONDS & NOTES (Cost - $74,052,873)				75,089,632

MORTGAGE-BACKED SECURITIES - 30.6%
FHLMC - 10.0%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	2,750,000	2,830,942	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/49	1,000,000	1,043,759	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/49	300,000	317,719	(h)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	6/1/38	1,594,399	1,688,364
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/41-1/1/49	1,713,833	1,823,026
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-4/1/49	5,283,699	5,375,097

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	4,372,270	$4,531,095
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	4,042,976	4,035,835

Total FHLMC				21,645,837

FNMA - 11.7%
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	524,387
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	490,000	524,296
Federal National Mortgage Association (FNMA)	3.500%	4/1/34-4/1/49	6,800,000	6,903,762	(h)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	2,299,156	2,395,708
Federal National Mortgage Association (FNMA)	3.500%	1/1/44-3/1/57	3,398,508	3,451,247
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-9/1/47	6,926,138	6,910,566
Federal National Mortgage Association (FNMA)	4.500%	5/1/47-9/1/57	2,111,049	2,218,034
Federal National Mortgage Association (FNMA)	5.000%	10/1/48- 11/1/48	1,326,532	1,403,821
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	300,000	317,208	(h)
Federal National Mortgage Association (FNMA)	3.000%	5/1/49	800,000	795,724	(h)

Total FNMA				25,444,753

GNMA - 8.9%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	295,558	297,846
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-11/20/47	2,513,251	2,570,178
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-12/20/47	2,317,688	2,401,794
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-4/20/48	1,489,143	1,497,426
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-1/20/49	2,469,369	2,569,520

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-1/20/49	2,087,475	$2,189,205
Government National Mortgage Association (GNMA) II	3.000%	4/20/49	400,000	401,750	(h)
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	3,700,000	3,780,287	(h)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	2,600,000	2,684,652	(h)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	940,000	976,443	(h)

Total GNMA				19,369,101

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $66,474,699)				66,459,691

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 11.0%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1 E	4.328%	12/15/31	260,000	255,091	(a)(b)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	2.630%	8/27/36	142,271	142,215	(a)(b)
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	2.630%	8/27/36	780,000	765,732	(a)(b)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	649,761
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	194,496
Bank, 2017-BNK7 XA, IO	0.814%	9/15/60	3,257,560	165,463	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.640%	5/28/36	1,025,025	1,018,670	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	361,916	(a)(b)
BX Commercial Mortgage Trust (1 mo. USD LIBOR + 2.050%)	4.534%	11/15/35	278,041	279,257	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	2.966%	5/25/35	200,469	157,597	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.736%	8/25/35	691,914	687,906	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.786%	8/25/35	754,979	754,005	(a)(b)
Cold Storage Trust, 2017-ICE3 B (1 mo. LIBOR + 1.250%)	3.734%	4/15/36	200,000	200,261	(a)(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	8.104%	7/15/32	800,000	787,533	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,932,017	1,893,331	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.715%	8/15/20	200,000	$200,253	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (1 mo. USD LIBOR + 0.540%)	3.030%	12/25/28	60,000	60,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.946%	2/15/37	2,936,211	455,744	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.681%	2/15/38	60,563	3,799	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.386%	7/25/28	815,753	830,167	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.936%	10/25/29	460,000	497,686	(b)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	7.086%	12/25/42	670,000	716,926	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	6.736%	1/25/31	200,000	203,086	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.736%	1/25/29	480,000	528,529	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	360,000	377,300	(b)
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.155%	12/25/36	2,518,017	457,327	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.465%	8/25/55	508,301	25,945	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.615%	9/25/46	874,802	128,487	(b)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	501,357	498,831	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.439%	12/10/49	3,570,000	861,882	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.562%	3/20/42	787,077	112,930	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.118%	4/16/42	441,300	$89,742	(b)
Government National Mortgage Association (GNMA), 2013-101 IO	0.562%	10/16/54	5,904,664	172,669	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	2,629,553	122,812	(b)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	10/16/46	411,554	81,854	(b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,177,139	450,329
Government National Mortgage Association (GNMA), 2018-108 A	3.250%	5/16/59	89,500	89,445	(b)
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	148,736	148,066
Government National Mortgage Association (GNMA), 2018-123 AH	3.250%	9/16/52	39,746	39,639
Government National Mortgage Association (GNMA), 2018-99 A	3.200%	1/16/52	29,715	29,683
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	298,048	57,217
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.784%	9/15/31	530,000	522,871	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.984%	9/15/31	530,000	522,822	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000	260,654	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.234%	5/15/28	195,089	192,898	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	196,462
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	1,020,824	1,030,763	(a)(b)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	387,130	386,147	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	1,317,958	1,314,611	(a)(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	5,403	5,439
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.113%	12/12/49	197,390	151,129	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.334%	11/15/34	300,000		$299,135	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.102%	4/26/47	319,353		315,011	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	3.102%	4/26/47	730,000		713,532	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	3.010%	4/26/47	209,066		209,608	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	929,422		941,337	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	3.594%	7/26/37	255,372		256,487	(a)(b)
Towd Point Mortgage Funding PLC, 2016-V1A A1 (3 mo. GBP LIBOR + 1.200%)	2.059%	2/20/54	617,878	GBP	807,621	(a)(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	101,541		102,941	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2017-RB1, XA	1.278%	3/15/50	2,204,414		178,225	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,956,311)					23,961,417

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%
U.S. Government Agencies - 0.0%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	100,000		99,729

U.S. Government Obligations - 9.8%
U.S. Treasury Bonds	3.750%	11/15/43	6,770,000		7,938,089
U.S. Treasury Bonds	2.500%	2/15/45	100,000		94,377
U.S. Treasury Bonds	2.875%	8/15/45	1,850,000		1,875,112
U.S. Treasury Bonds	3.000%	5/15/47	3,800,000		3,939,012
U.S. Treasury Bonds	2.750%	8/15/47	1,490,000		1,469,105
U.S. Treasury Bonds	2.750%	11/15/47	2,620,000		2,582,849
U.S. Treasury Bonds	3.000%	2/15/48	1,230,000		1,272,906
U.S. Treasury Bonds	3.125%	5/15/48	1,460,000		1,548,456
U.S. Treasury Bonds	3.000%	8/15/48	400,000		414,148
U.S. Treasury Notes	2.500%	2/15/22	10,000		10,074
U.S. Treasury Notes	2.625%	2/15/29	80,000		81,480

Total U.S. Government Obligations					21,225,608

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,760,541)					21,325,337

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 7.6%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	750,000	ARS	$19,108	(b)
Argentine Bonos del Tesoro	18.200%	10/3/21	9,410,000	ARS	154,029
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		302,575
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	460,000		391,517
Argentine Republic Government International Bond, Senior Notes	3.750%	12/31/38	530,000		308,063	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		130,800	(a)

Total Argentina					1,306,092

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	593,943
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,048,000	BRL	1,361,639
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	74,728
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		201,952
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		656,129

Total Brazil					2,888,391

China - 0.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNY	227,009	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNY	1,127,845	(j)

Total China					1,354,854

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		271,128

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		190,950	(a)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		198,964	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		$395,646	(j)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	260,000		253,396
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		296,125

Total Indonesia					945,167

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		205,802	(j)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	670,000		685,778	(a)

Mexico - 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	113,216
Mexican Bonos, Bonds	8.000%	11/7/47	37,020,000	MXN	1,812,009
Mexican Bonos, Senior Notes	7.750%	11/13/42	55,940,000	MXN	2,679,379
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		223,313

Total Mexico					4,827,917

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		198,158	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	20,000		27,025
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		154,260

Total Peru					181,285

Poland - 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	320,000		335,174

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	200,000		206,436	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		347,831	(a)

Total Qatar					554,267

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 1.0%
Russian Federal Bond - OFZ	7.000%	1/25/23	12,270,000	RUB	$181,886
Russian Federal Bond - OFZ	7.000%	8/16/23	53,550,000	RUB	791,082
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	115,278
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	959,506

Total Russia					2,047,752

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		257,881	(a)

TOTAL SOVEREIGN BONDS (Cost - $17,909,649)					16,449,560

SENIOR LOANS - 2.4%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.736%	2/22/24	120,000		118,800	(b)(k)(l)

Media - 0.4%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	64,886		64,532	(b)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.171%	1/31/26	141,603		133,956	(b)(k)(l)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/15/24	290,588		274,503	(b)(k)(l)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.984%	1/15/26	94,582		94,351	(b)(k)(l)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.984%	4/15/25	230,000		224,394	(b)(k)(l)

Total Media					791,736

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	2/2/24	5,909		5,743	(b)(k)(l)

TOTAL COMMUNICATION SERVICES					916,279

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.740%	4/6/24	47,063		46,073	(b)(k)(l)
Panther BF Aggregator 2 LP, USD Term Loan	—	3/18/26	210,000		207,895	(e)(m)

Total Auto Components					253,968

Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.250%	12/6/25	29,925		30,186	(b)(e)(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR +2.750%)	5.243-5.249%	5/2/22	105,402	$104,498	(b)(k)(l)

Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.749%	2/16/24	86,430	85,080	(b)(k)(l)
Alterra Mountain Company, Initial Term Loan	—	7/31/24	120,000	119,575	(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.249%	12/23/24	308,454	305,425	(b)(k)(l)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.234-5.249%	10/4/23	100,547	99,667	(b)(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.236%	10/25/23	138,276	137,992	(b)(k)(l)
Scientific Games International Inc., Initial Term Loan B5	5.249-5.329%	8/14/24	175,947	171,391	(b)(k)(l)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	5/30/25	248,750	245,990	(b)(k)(l)

Total Hotels, Restaurants & Leisure				1,165,120

Specialty Retail - 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.489-6.490%	7/1/22	259,233	187,458	(b)(k)(l)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.991-4.999%	1/30/23	116,480	114,223	(b)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/19/22	33,044	32,850	(b)(k)(l)

Total Specialty Retail				334,531

TOTAL CONSUMER DISCRETIONARY				1,888,303

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.499%	11/17/25	121,726	120,395	(b)(k)(l)

Food Products - 0.0%
Post Holdings Inc., Term Loan A (1 mo. USD LIBOR + 2.000%)	4.490%	5/24/24	70,138	69,700	(b)(k)(l)

TOTAL CONSUMER STAPLES				190,095

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.2%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan B	—	7/21/25	79,800	$79,451	(m)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	12/2/24	39,900	39,800	(b)(e)(k)(l)(m)
Focus Financial Partners LLC, Term Loan B2	—	7/3/24	9,975	9,946	(m)
LPL Holdings Inc., Term Loan B	—	9/23/24	20,000	19,874	(e)(m)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.499%	3/27/23	96,257	95,786	(b)(k)(l)

Total Capital Markets				244,857

Diversified Financial Services - 0.0%
Intelsat Jackson Holdings SA, Term Loan B3	—	11/27/23	50,000	49,156	(m)

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.499%	11/3/24	59,850	59,541	(b)(k)(l)(m)
Asurion LLC, Term Loan B4	—	8/4/22	109,685	109,274	(m)

Total Insurance				168,815

TOTAL FINANCIALS				462,828

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Envision Healthcare Corp., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.249%	10/10/25	39,900	37,398	(b)(k)(l)

Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.999%	8/18/22	129,500	128,314	(b)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.982%	11/16/25	99,750	98,940	(b)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	140,634	136,291	(b)(k)(l)

Total Health Care Providers & Services				363,545

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/11/26	110,000	108,533	(b)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	3/1/24	72,340	71,436	(b)(k)(l)

Total Health Care Technology				179,969

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.481%	6/2/25	72,947	72,505	(b)(k)(l)
Catalent Pharma Solutions Inc., Dollar Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	5/20/24	37,464	37,354	(b)(k)(l)

Total Pharmaceuticals				109,859

TOTAL HEALTH CARE				690,771

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 2.000%)	4.499%	2/24/25	47,719	$46,932	(b)(k)(l)

Building Products - 0.0%
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	11/15/23	10,931	10,658	(b)(k)(l)

Commercial Services & Supplies - 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.993%	11/8/23	7,081	7,072	(b)(k)(l)

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.499%	4/10/23	81,406	80,788	(b)(k)(l)

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	1/2/25	89,268	87,046	(b)(k)(l)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/15/25	59,550	59,325	(b)(e)(k)(l)

Total Trading Companies & Distributors				146,371

TOTAL INDUSTRIALS				291,821

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2022 New Dollar Term Loan D (1 mo. USD LIBOR + 2.000%)	4.486%	7/8/22	10,000	9,986	(b)(k)(l)
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.486%	4/26/24	81,876	81,723	(b)(k)(l)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.249%	9/30/24	49,875	49,806	(b)(k)(l)

Total IT Services				141,515

Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/31/23	40,911	40,553	(b)(k)(l)

Software - 0.1%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	9/7/23	137,177	135,771	(b)(k)(l)

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.249%	4/29/23	42,451	41,389	(b)(k)(l)

TOTAL INFORMATION TECHNOLOGY				359,228

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.1%
Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. USD LIBOR + 2.000%)	4.499%	10/31/23	55,961	$54,557	(b)(k)(l)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	115,172	114,646	(b)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/6/23	122,831	121,548	(b)(k)(l)

Total Containers & Packaging				236,194

TOTAL MATERIALS				290,751

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.499%	3/21/25	149,440	147,447	(b)(k)(l)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.491%	12/20/24	14,545	14,333	(b)(k)(l)

Total Equity Real Estate Investment Trusts (REITs)				161,780

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.749%	4/18/24	26,594	26,106	(b)(k)(l)

TOTAL REAL ESTATE				187,886

TOTAL SENIOR LOANS (Cost - $5,425,122)				5,277,962

ASSET-BACKED SECURITIES - 1.7%
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,159	257,794	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	292,415
SBA Small Business Investment Cos, 2018-10B 1	3.548%	9/11/28	180,732	186,959
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	300,000	304,593
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.901%	6/15/39	1,027,584	999,649	(b)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,198,927	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	216,479	217,276	(a)
Upstart Securitization Trust, 2017-2 A	2.508%	3/20/25	117,128	117,056	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,768,152)				3,574,669

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	475,218	$525,303
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	940,649	904,429
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	840,252	862,277

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,158,266)				2,292,009

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.469%		9,199	239,542	(b)

Diversified Financial Services - 0.3%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	9.121%		19,800	541,530	(b)

TOTAL PREFERRED STOCKS (Cost - $695,604)				781,072

COMMON STOCKS - 0.2%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1	22,033	*(d)(e)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			22,038	4,599	*(d)(e)

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
KCAD Holdings I Ltd.			108,106,087	339,237	*(d)(e)

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC			146	11,153	*(d)(e)

TOTAL ENERGY				350,390

TOTAL COMMON STOCKS (Cost - $1,030,181)				377,022

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $97.38		12/16/19	26	26,000	$15,925
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		4/5/19	5	5,000	547
U.S. Treasury 10-Year Notes Futures, Call @ $124.75		4/26/19	14	14,000	4,594
U.S. Treasury 10-Year Notes Futures, Put @ $122.50		4/26/19	20	20,000	938
U.S. Treasury 10-Year Notes Futures, Put @ $123.00		4/26/19	16	16,000	1,750
U.S. Treasury 10-Year Notes Futures, Put @ $124.25		4/26/19	22	22,000	12,031
U.S. Treasury Long-Term Bonds Futures, Call @ $146.00		4/26/19	7	7,000	26,359
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00		4/26/19	8	8,000	625

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					62,769

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Australian Dollar, Put @ $0.74	Citibank N.A.	4/2/19	2,160,000	2,160,000	0	(n)
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	4,803,874	4,803,874	88,780
U.S. Dollar/Euro, Put @ $1.16	Goldman Sachs Group Inc.	6/21/19	2,150,000	2,150,000	6,118
U.S. Dollar/Mexican Peso, Put @ 19.00MXN	Citibank N.A.	4/11/19	2,910,000	2,910,000	3,306

TOTAL OTC PURCHASED OPTIONS					98,204

TOTAL PURCHASED OPTIONS (Cost - $210,061)					160,973

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $218,441,459)					215,749,344

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 6.3%
COMMERCIAL PAPER - 3.0%
Banco Santander SA		2.701%	5/1/19	1,750,000	1,746,043	(o)
Mitsubishi UFJ Trust and Banking		2.668%	5/30/19	820,000	816,458	(o)(p)
Mizuho Bank Ltd.		2.662%	6/13/19	2,190,000	2,178,368	(o)(p)
Standard Chartered Bank		2.713%	7/24/19	1,750,000	1,735,303	(o)(p)

TOTAL COMMERCIAL PAPER (Cost - $6,477,006)					6,476,172

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 3.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $7,205,371)	2.440%	7,205,371	7,205,371	(q)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,682,377)			13,681,543

TOTAL INVESTMENTS - 105.8% (Cost - $232,123,836)			229,430,887
Liabilities in Excess of Other Assets - (5.8)%			(12,498,706)

TOTAL NET ASSETS - 100.0%			$216,932,181

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	The maturity principal is currently in default as of March 31, 2019.

(g)	The coupon payment on these securities is currently in default as of March 31, 2019.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Portfolio held TBA securities with a total cost of $19,908,112.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of March 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

(o)	Rate shown represents yield-to-maturity.

(p)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $7,205,371 and the cost was $7,205,371 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro-Bund Futures, Call	4/26/19	$168.50	9	9,000	$392
Euro-Bund Futures, Put	4/26/19	164.50	9	9,000	89
Eurodollar Futures, Call	12/16/19	97.63	52	52,000	16,900
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	115.25	40	40,000	27,500
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	116.25	28	28,000	5,469
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	116.50	28	28,000	3,937
U.S. Treasury 5-Year Notes Futures, Call	5/24/19	115.50	13	13,000	8,430
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.00	42	42,000	2,625
U.S. Treasury 5-Year Notes Futures, Put	4/26/19	115.50	7	7,000	1,367
U.S. Treasury 5-Year Notes Futures, Put	5/24/19	114.00	13	13,000	406
U.S. Treasury 10-Year Notes Futures, Call	4/5/19	125.25	28	28,000	2,188
U.S. Treasury 10-Year Notes Futures, Call	4/5/19	125.50	20	20,000	1,250
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	122.50	30	30,000	52,969
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.00	24	24,000	31,875
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	123.50	19	19,000	17,812
U.S. Treasury 10-Year Notes Futures, Call	4/26/19	125.75	28	28,000	3,500
U.S. Treasury 10-Year Notes Futures, Call	5/24/19	124.00	40	40,000	33,750
U.S. Treasury 10-Year Notes Futures, Put	4/5/19	123.50	34	34,000	2,125
U.S. Treasury 10-Year Notes Futures, Put	4/5/19	124.25	14	14,000	4,812

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Put		4/26/19	$121.00		10	10,000	$0	(a)
U.S. Treasury 10-Year Notes Futures, Put		4/26/19	123.50		37	37,000	8,094
U.S. Treasury 10-Year Notes Futures, Put		4/26/19	123.75		14	14,000	4,375
U.S. Treasury 10-Year Notes Futures, Put		5/24/19	120.50		10	10,000	313
U.S. Treasury Long-Term Bonds Futures, Call		4/26/19	147.00		6	6,000	17,250
U.S. Treasury Long-Term Bonds Futures, Call		4/26/19	148.00		6	6,000	12,562
U.S. Treasury Long-Term Bonds Futures, Put		4/26/19	146.50		3	3,000	469

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $113,468)							$259,497

OTC WRITTEN OPTIONS
	COUNTERPARTY
Interest rate swaption with Goldman Sachs Group Inc., Call	Goldman Sachs Group Inc.	4/1/19	$3.10		3,210,000	3,210,000	$0	(a)
Interest rate swaption with Goldman Sachs Group Inc., Put	Goldman Sachs Group Inc.	4/1/19	2.80		3,210,000	3,210,000	33,636
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	4/11/19	20.00	MXN	2,910,000	2,910,000	4,102

TOTAL OTC WRITTEN OPTIONS (Premiums received - $42,987)							$37,738

TOTAL WRITTEN OPTIONS (Premiums received - $156,455)							$297,235

†	Notional amount denominated in U.S. dollars, unless otherwise noted.
(a)	Value is less than $1.

Abbreviation used in this schedule:

MXN	— Mexican Peso

At March 31, 2019, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	367	12/19	$88,988,874	$89,520,475	$531,601
90-Day Eurodollar	93	6/20	22,638,692	22,732,687	93,995
90-Day Eurodollar	16	3/21	3,897,429	3,915,200	17,771
Euro	2	6/19	283,378	282,213	(1,165)
Euro-BTP	30	6/19	4,252,617	4,356,989	104,372
Mexican Peso	10	6/19	253,850	254,250	400
U.S. Treasury 2-Year Notes	132	6/19	28,026,716	28,128,375	101,659
U.S. Treasury 10-Year Notes	121	6/19	15,053,522	15,030,469	(23,053)
U.S. Treasury Ultra Long-Term Bonds	191	6/19	30,942,797	32,088,000	1,145,203

					1,970,783

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bund	160	6/19	$29,212,118	$29,854,703	$(642,585)
Euro-Buxl	7	6/19	1,431,747	1,504,962	(73,215)
Japanese 10-Year Bonds	5	6/19	6,890,697	6,915,095	(24,398)
U.S. Treasury 5-Year Notes	78	6/19	9,002,738	9,034,594	(31,856)
U.S. Treasury Long-Term Bonds	60	6/19	8,728,474	8,979,375	(250,901)
U.S. Treasury Ultra 10-Year Note Futures	50	6/19	6,489,738	6,639,063	(149,325)

					(1,172,280)

Net unrealized appreciation on open futures contracts					$798,503

At March 31, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	500,000	USD	380,754	Barclays Bank PLC	4/1/19	$(6,572)
USD	380,778	CAD	500,000	JPMorgan Chase & Co.	4/1/19	6,596
USD	150,928	MXN	2,925,017	Citibank N.A.	4/15/19	635
USD	1,905,160	MXN	36,950,000	Citibank N.A.	4/15/19	6,601
INR	103,040,000	USD	1,452,505	Barclays Bank PLC	4/16/19	30,816
BRL	5,152,400	USD	1,388,937	Barclays Bank PLC	4/17/19	(74,599)
CAD	9,949,101	USD	7,495,970	Barclays Bank PLC	4/17/19	(47,477)
CNY	17,564,000	USD	2,616,416	Barclays Bank PLC	4/17/19	(2,902)
TWD	479,800	USD	15,656	Barclays Bank PLC	4/17/19	(71)
USD	2,053,932	AUD	2,869,682	Barclays Bank PLC	4/17/19	15,554
USD	1,541,603	BRL	6,040,000	Barclays Bank PLC	4/17/19	846
USD	1,400,999	CNH	9,644,198	Barclays Bank PLC	4/17/19	(33,482)
USD	2,547,058	CNY	17,564,000	Barclays Bank PLC	4/17/19	(66,456)
ZAR	6,640,000	USD	473,947	Barclays Bank PLC	4/17/19	(14,778)
AUD	3,246,116	USD	2,330,190	Citibank N.A.	4/17/19	(24,425)
BRL	100,000	USD	26,678	Citibank N.A.	4/17/19	(1,169)
BRL	1,870,000	USD	498,876	Citibank N.A.	4/17/19	(21,853)
BRL	4,260,000	USD	1,136,476	Citibank N.A.	4/17/19	(49,783)
CAD	2,911,849	USD	2,179,627	Citibank N.A.	4/17/19	357
EUR	70,000	USD	79,360	Citibank N.A.	4/17/19	(714)
EUR	200,000	USD	228,612	Citibank N.A.	4/17/19	(3,910)
EUR	365,297	USD	424,028	Citibank N.A.	4/17/19	(13,614)
IDR	52,560,495,000	USD	3,609,800	Citibank N.A.	4/17/19	72,615
JPY	290,092,387	USD	2,700,443	Citibank N.A.	4/17/19	(78,731)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	3,000,000	USD	155,768	Citibank N.A.	4/17/19	$(1,670)
MXN	3,000,000	USD	156,020	Citibank N.A.	4/17/19	(1,922)
MXN	5,000,000	USD	261,862	Citibank N.A.	4/17/19	(5,033)
MXN	73,315,112	USD	3,778,682	Citibank N.A.	4/17/19	(12,781)
RUB	60,986,431	USD	898,908	Citibank N.A.	4/17/19	27,715
USD	2,521,290	BRL	9,770,000	Citibank N.A.	4/17/19	29,039
USD	29,885	COP	95,707,000	Citibank N.A.	4/17/19	(101)
USD	80,626	EUR	70,000	Citibank N.A.	4/17/19	1,980
USD	113,766	EUR	100,000	Citibank N.A.	4/17/19	1,415
USD	168,678	EUR	150,000	Citibank N.A.	4/17/19	151
USD	203,086	EUR	180,000	Citibank N.A.	4/17/19	855
USD	226,247	EUR	200,000	Citibank N.A.	4/17/19	1,545
USD	283,803	EUR	250,000	Citibank N.A.	4/17/19	2,926
USD	1,784,198	GBP	1,390,125	Citibank N.A.	4/17/19	(28,066)
USD	3,627	JPY	400,000	Citibank N.A.	4/17/19	12
USD	2,752,314	JPY	295,691,238	Citibank N.A.	4/17/19	80,002
USD	1,016,647	MXN	19,695,000	Citibank N.A.	4/17/19	4,995
BRL	1,870,000	USD	499,212	JPMorgan Chase & Co.	4/17/19	(22,190)
BRL	8,290,000	USD	2,211,315	JPMorgan Chase & Co.	4/17/19	(96,600)
CNH	9,644,198	USD	1,431,952	JPMorgan Chase & Co.	4/17/19	2,529
PHP	101,355,000	USD	1,915,611	JPMorgan Chase & Co.	4/17/19	10,512
USD	1,919,239	PHP	101,355,000	JPMorgan Chase & Co.	4/17/19	(6,884)
USD	15,542	TWD	479,800	JPMorgan Chase & Co.	4/17/19	(43)
BRL	6,040,000	USD	1,531,013	Barclays Bank PLC	7/17/19	(1,257)
USD	2,612,252	CNY	17,564,000	Barclays Bank PLC	7/17/19	(577)
BRL	9,770,000	USD	2,504,358	Citibank N.A.	7/17/19	(29,901)
TWD	479,800	USD	15,602	JPMorgan Chase & Co.	7/17/19	72
USD	1,431,145	CNH	9,644,198	JPMorgan Chase & Co.	7/17/19	(2,785)
USD	1,901,238	PHP	101,355,000	JPMorgan Chase & Co.	7/17/19	(11,858)
ARS	6,850,000	USD	139,327	JPMorgan Chase & Co.	9/23/19	(13,151)

Total						$(377,587)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2019, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
130,770,000	MXN	4/5/21	28-Day TIIE - Banxico every 28 days	7.351% every 28 days	$(1,106)	$(82,529)
2,210,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	1,073	(18,411)
10,883,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(3,911)	(59,010)
4,100,000		12/18/21	3-Month LIBOR quarterly	2.851% semi-annually	25,305	29,705
146,200,000	MXN	4/6/22	28-Day TIIE - Banxico every 28 days	7.330% every 28 days	(2,704)	(106,033)
10,901,000		6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	2,530
2,852,000		12/31/25	2.25% semi-annually	3-Month LIBOR quarterly	3,915	7,996

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	7,777,000		12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	$(46,982)	$(46,735)
	12,249,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(164,848)	29,828
	3,930,000		2/15/36	3-Month LIBOR quarterly	3.000% semi annually	2,222	233,801
	2,961,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(139)	(398,804)
	2,516,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	10,942	(135,092)
	2,960,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	2,294	(218,762)
	2,601,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(2,697)	(63,467)
	213,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(271)	(26,791)

Total						$(176,907)	$(851,774)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	16,865,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$110,715
Citibank N.A.	3,400,000	BRL	1/2/20	BRL-CDI**	8.410%**	$414	21,930
Citibank N.A.	5,900,000	BRL	1/2/20	BRL-CDI**	8.410%**	2,706	37,788
Citibank N.A.	3,800,000	BRL	1/2/20	BRL-CDI**	8.410%**	1,085	24,893
Citibank N.A.	1,785,000	BRL	1/2/20	BRL-CDI**	8.410%**	967	11,236

Total						$5,172	$206,562

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$2,870,000	6/20/24	5.000% quarterly	$190,755	$174,805	$15,950
Markit CDX.NA.IG.32 Index	25,180,000	6/20/24	1.000% quarterly	447,121	405,119	42,002

Total	$28,050,000			$637,876	$579,924	$57,952

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$29,282,197	$1,957,642	$31,239,839
Other Corporate Bonds & Notes	—	43,849,793	—	43,849,793
Mortgage-Backed Securities	—	66,459,691	—	66,459,691
Collateralized Mortgage Obligations	—	23,961,417	—	23,961,417
U.S. Government & Agency Obligations	—	21,325,337	—	21,325,337
Sovereign Bonds	—	16,449,560	—	16,449,560
Senior Loans:
Consumer Discretionary	—	1,650,222	238,081	1,888,303
Financials	—	403,154	59,674	462,828
Industrials	—	232,496	59,325	291,821
Other Senior Loans	—	2,635,010	—	2,635,010
Asset-Backed Securities	—	3,574,669	—	3,574,669
U.S. Treasury Inflation Protected Securities	—	2,292,009	—	2,292,009
Preferred Stocks	$781,072	—	—	781,072
Common Stocks:
Communication Services	—	—	22,033	22,033
Consumer Discretionary	—	—	4,599	4,599
Energy	—	—	350,390	350,390
Purchased Options:
Exchange-Traded Purchased Options	62,769	—	—	62,769
OTC Purchased Options	—	98,204	—	98,204

Total Long-Term Investments	843,841	212,213,759	2,691,744	215,749,344

Short-Term Investments†:
Commercial Paper	—	6,476,172	—	6,476,172
Money Market Funds	—	7,205,371	—	7,205,371

Total Short-Term Investments	—	13,681,543	—	13,681,543

Total Investments	$843,841	$225,895,302	$2,691,744	$229,430,887

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,995,001	—	—	$1,995,001
Forward Foreign Currency Contracts	—	$297,768	—	297,768
Centrally Cleared Interest Rate Swaps	—	303,860	—	303,860
OTC Interest Rate Swaps‡	—	211,734	—	211,734
Centrally Cleared Credit
Default Swaps on Credit
Indices - Sell Protection	—	57,952	—	57,952

Total Other Financial Instruments	$1,995,001	$871,314	—	$2,866,315

Total	$2,838,842	$226,766,616	$2,691,744	$232,297,202

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$259,497	—	—	$259,497
OTC Written Options	—	$37,738	—	37,738
Futures Contracts	1,196,498	—	—	1,196,498
Forward Foreign Currency Contracts	—	675,355	—	675,355
Centrally Cleared Interest Rate Swaps	—	1,155,634	—	1,155,634

Total	$1,455,995	$1,868,727	—	$3,324,722

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2018	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$389,605	—	—	—	—
Financials	1,920,803	$1,310	$(6,257)	$41,786	—
Industrials	33,363	(235)	—	—	—
Mortgage-Backed Securities	1,001,668	—	—	—	—
Senior Loans:
Consumer Discretionary	29,813	9	(75)	434	$207,900
Financials	—	—	(100)	(201)	59,975
Industrials	57,163	4	(149)	2,307	—
Preferred Stocks:
Industrials	6,774	—	(648,189)	641,415	—
Common Stocks:
Communication Services	17,650	—	—	4,383	—
Consumer Discretionary	277,238	—	233,242	(228,563)	0	*
Energy	243,130	—	—	107,260	—
Industrials	20	—	(144,455)	144,435	—

Total	$3,977,227	$1,088	$(565,983)	$713,256	$267,875

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of March 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2019[2]
Corporate Bonds & Notes:
Consumer Discretionary	$(389,605)	—	—	—	—
Financials	—	—	—	$1,957,642	$41,786
Industrials	—	—	$(33,128)	—	—

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of March 31, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2019[2]
Mortgage-Backed Securities	—	—	$(1,001,668)	—		—
Senior Loans:
Consumer Discretionary	—	—	—	$238,081		$434
Financials	—	—	—	59,674	(201)
Industrials	—	—	—	59,325		2,307
Preferred Stocks:
Industrials	—	—	—	—		—
Common Stocks:
Communication Services	—	—	—	22,033		4,383
Consumer Discretionary	$(277,318)	—	—	4,599		4,599
Energy	—	—	—	350,390		107,260
Industrials	—	—	—	—		—

Total	$(666,923)	—	$(1,034,796)	$2,691,744		$160,568

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$10,338,307	$19,367,064	19,367,064	$22,500,000	22,500,000	—	$33,261	—	$7,205,371